SCHEDULE OF RIGHT OF USE ASSETS (Details) (Paranthetical) - USD ($)	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ 1,741,000	[1]	$ 748,000	[2]	$ 1,190,000
Machinery and equipment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	1,722		698
Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ 19		$ 50

[1]	Includes machinery and equipment of $1,722 and buildings of $19.
[2]	Includes machinery and equipment of $698 and buildings of $50.